Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Parenthetical) (Detail) - Upstream Contracts comprised in right-of-use assets [member] - IFRS 16 [member] - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about consolidated entities [line items]
Upstream wells related equipment contracts comprised in right-of-use assets	$ 696	$ 524	$ 423
Upstream support equipment and facilities contracts comprised in right-of-use assets	521	351	271
Accumulated depreciation of all Upstream contracts comprised in right-of-use assets	$ (762)	$ (566)	$ (383)